Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 18, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Exercised				(1,650)
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Granted	200,000
Weighted Average Exercise Price, Balance	$ 1,112.40
2023 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options Outstanding, Beginning		77,000	66,000
Weighted Average Exercise Price, Balance		$ 220.92	$ 309.60
Weighted Average Remaining Contractual Life (Years), Outstanding		7 years 5 months 4 days	5 years 8 months 1 day	5 years 9 months 25 days
Aggregate Intrinsic Value, Beginning		$ 5	$ 3
Number of Options Granted		61,000	19,000
Weighted Average Exercise Price, Options granted		$ 5.66	$ 22.68
Number of Options Exercised
Number of Options Forfeited or cancelled		(7,000)	(8,000)
Weighted Average Exercise Price, Options forfeited or cancelled		$ 232.04	$ 495.12
Number of Options Outstanding, Ending		131,000	77,000	66,000
Weighted Average Exercise Price, Balance		$ 118.80	$ 220.92	$ 309.60
Aggregate Intrinsic Value, Ending			$ 5	$ 3
Number of Options Exercisable		59,000	59,000
Weighted Average Exercise Price, Exercisable		$ 228.52	$ 231.84
Weighted Average Remaining Contractual Life (Years), Exercisable		4 years 9 months 7 days	4 years 9 months 29 days
Aggregate Intrinsic Value, Exercisable			$ 1
Weighted Average Exercise Price, Options exercised